Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Chester Funds
Entity Central Index Key	0000752177
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000007072 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement Income Fund
Class Name	Investor Shares
Trading Symbol	VTINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund uses an asset allocation strategy designed for investors currently in retirement. It seeks to provide current income and some growth of capital.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	7.89%	4.55%	5.29%
Target Retirement Income Composite Index	7.93%	4.72%	5.51%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 36,228,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$36,228
Number of Portfolio Holdings	8
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	36.3%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	18.5%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.2%
Vanguard Total International Bond II Index Fund Institutional Shares	15.4%
Vanguard Total International Stock Index Fund Investor Shares	12.9%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007075 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2025 Fund
Class Name	Investor Shares
Trading Symbol	VTTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2025 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	10.52%	7.38%	7.99%
Target Retirement 2025 Composite Index	10.47%	7.65%	8.31%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 76,726,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$76,726
Number of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	30.1%
Vanguard Total Bond Market II Index Fund Investor Shares	28.8%
Vanguard Total International Stock Index Fund Investor Shares	20.6%
Vanguard Total International Bond II Index Fund Institutional Shares	12.1%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	7.7%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007076 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2035 Fund
Class Name	Investor Shares
Trading Symbol	VTTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2035 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed roughly in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	12.84%	9.56%	9.55%
Target Retirement 2035 Composite Index	12.68%	9.83%	9.87%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 116,326,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$116,326
Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	41.0%
Vanguard Total International Stock Index Fund Investor Shares	27.6%
Vanguard Total Bond Market II Index Fund Investor Shares	21.8%
Vanguard Total International Bond II Index Fund Institutional Shares	9.0%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000007077 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2045 Fund
Class Name	Investor Shares
Trading Symbol	VTIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2045 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed roughly in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.94%	11.66%	10.89%
Target Retirement 2045 Composite Index	14.71%	11.93%	11.21%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 105,546,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$105,546
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	49.7%
Vanguard Total International Stock Index Fund Investor Shares	33.8%
Vanguard Total Bond Market II Index Fund Investor Shares	11.4%
Vanguard Total International Bond II Index Fund Institutional Shares	4.5%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034438 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2020 Fund
Class Name	Investor Shares
Trading Symbol	VTWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2020 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.59%	6.03%	6.99%
Target Retirement 2020 Composite Index	8.59%	6.23%	7.26%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 35,638,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$35,638
Number of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	34.4%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	21.6%
Vanguard Total International Stock Index Fund Investor Shares	14.9%
Vanguard Total International Bond II Index Fund Institutional Shares	14.5%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	13.9%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034439 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2030 Fund
Class Name	Investor Shares
Trading Symbol	VTHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2030 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	11.70%	8.50%	8.78%
Target Retirement 2030 Composite Index	11.63%	8.77%	9.11%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 106,634,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$106,634
Number of Portfolio Holdings	8
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	36.1%
Vanguard Total Bond Market II Index Fund Investor Shares	27.2%
Vanguard Total International Stock Index Fund Investor Shares	24.7%
Vanguard Total International Bond II Index Fund Institutional Shares	11.3%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	0.0%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034440 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2040 Fund
Class Name	Investor Shares
Trading Symbol	VFORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2040 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed roughly in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	13.90%	10.62%	10.30%
Target Retirement 2040 Composite Index	13.70%	10.88%	10.61%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 105,909,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$105,909
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	45.6%
Vanguard Total International Stock Index Fund Investor Shares	30.6%
Vanguard Total Bond Market II Index Fund Investor Shares	16.5%
Vanguard Total International Bond II Index Fund Institutional Shares	6.7%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000034441 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2050 Fund
Class Name	Investor Shares
Trading Symbol	VFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2050 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.08%	12.20%	11.16%
Target Retirement 2050 Composite Index	15.94%	12.50%	11.50%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 92,367,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$92,367
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.4%
Vanguard Total International Stock Index Fund Investor Shares	36.8%
Vanguard Total Bond Market II Index Fund Investor Shares	5.8%
Vanguard Total International Bond II Index Fund Institutional Shares	2.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000091317 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2055 Fund
Class Name	Investor Shares
Trading Symbol	VFFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2055 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.07%	12.20%	11.15%
Target Retirement 2055 Composite Index	15.95%	12.50%	11.50%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 64,042,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$64,042
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.4%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	5.5%
Vanguard Total International Bond II Index Fund Institutional Shares	2.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000108861 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2060 Fund
Class Name	Investor Shares
Trading Symbol	VTTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2060 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.05%	12.20%	11.15%
Target Retirement 2060 Composite Index	15.95%	12.50%	11.50%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 37,994,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$37,994
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.4%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	5.5%
Vanguard Total International Bond II Index Fund Institutional Shares	2.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000180147 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2065 Fund
Class Name	Investor Shares
Trading Symbol	VLXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2065 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: July 12, 2017, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (7/12/2017)
Investor Shares	16.02%	12.20%	10.55%
Target Retirement 2065 Composite Index	15.95%	12.50%	10.90%
MSCI US Broad Market Index	17.45%	15.89%	14.38%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.73%

Performance Inception Date	Jul. 12, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 12,753,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$12,753
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.5%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	5.5%
Vanguard Total International Bond II Index Fund Institutional Shares	2.4%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000234832 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Target Retirement 2070 Fund
Class Name	Investor Shares
Trading Symbol	VSVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Target Retirement 2070 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 28, 2022, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (6/28/2022)
Investor Shares	16.00%	16.39%
Target Retirement 2070 Composite Index	15.95%	16.53%
MSCI US Broad Market Index	17.45%	20.00%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	3.33%

Performance Inception Date	Jun. 28, 2022
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,099,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$2,099
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.5%
Vanguard Total International Stock Index Fund Investor Shares	37.0%
Vanguard Total Bond Market II Index Fund Investor Shares	5.5%
Vanguard Total International Bond II Index Fund Institutional Shares	2.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.